Inventories - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Classes of current inventories [abstract]
Cost of inventories recognized as expense during period	$ 149.0	$ 133.2	$ 290.8	$ 260.8
Inventories, at net realizable value	$ 1.6	$ 0.8	$ 2.3	$ 4.4